CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 77,400	$ 259,505	$ 129,152
Accounts receivable, net	8,509	1,907
Inventory	678,159	446,575	159,472
Prepaid expenses	129,915	40,283	26,640
Deposits and other current assets	278,323	75,995	145,671
TOTAL CURRENT ASSETS	1,172,306	824,265	460,935
Lease right-of-use asset	881,666	1,004,167	1,222,853
Fixed assets, net	1,226,440	1,020,035	771,996
Other assets			5,380
Total Long-Term Assets	2,108,106	2,024,202	2,000,229
TOTAL ASSETS	3,280,412	2,848,467	2,461,164
CURRENT LIABILITIES
Accounts payable	358,916	249,353	218,082
Accrued expenses	136,950	197,350	489,179
Accrued legal liability	503,286	809,127	790,606
Notes payable	787,412	128,021	219,617
Notes payable – related party	300,000	0
Notes payables - convertible, net	0	10,000	453,991
Notes payable - convertible - related party, net	1,689,746	1,025,000	0
Subscription liability		40,000
Lease liability - current portion	209,034	267,289	221,997
TOTAL CURRENT LIABILITIES	3,985,344	2,726,140	2,393,472
Lease liability - net of current portion	756,793	826,388	1,094,970
TOTAL LIABILITIES	4,742,137	3,552,528	3,488,442
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 1,000,000,000 shares authorized, 228,522,454 and 224,836,785 shares issued and outstanding, respectively	228,523	224,838	200,736
Additional paid-in capital	36,943,818	28,714,488	24,216,042
Accumulated deficit	(38,634,066)	(29,643,387)	(25,444,056)
TOTAL STOCKHOLDERS' DEFICIT	(1,461,725)	(704,061)	(1,027,278)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,280,412	$ 2,848,467	$ 2,461,164